Significant accounting policies - Summary of original measurement categories under IAS 39 and the new measurement categories under IFRS 9 (Details) - USD ($) $ in Thousands	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		$ 416,467
New carrying amount under IFRS 9	$ 416,451
Original carrying amount under IAS 39		950,594
New carrying amount under IFRS 9	950,594
Forward exchange contracts used for hedging
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		467
New carrying amount under IFRS 9	467
Non-current receivables
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		160,352
New carrying amount under IFRS 9	160,352
Trade and other receivables
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		112,000
New carrying amount under IFRS 9	111,984
Increase in the allowance for impairment	16
Cash and cash equivalents
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		143,648
New carrying amount under IFRS 9	143,648
Secured bank loans
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		701,091
New carrying amount under IFRS 9	701,091
Unsecured notes
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		147,619
New carrying amount under IFRS 9	147,619
Unsecured other borrowings
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		50,010
New carrying amount under IFRS 9	50,010
Trade and other payables
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		51,335
New carrying amount under IFRS 9	51,335
Advances received on contracts
Disclosure of initial application of standards or interpretations [line items]
Original carrying amount under IAS 39		$ 539
New carrying amount under IFRS 9	$ 539